LEASES - Summary of Future Minimum Payment Operating Leases (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LEASES
2023	¥ 9,245	$ 1,275
2024	4,515	623
2025	1,623	224
2026	0	0
2027 and thereafter	0	0
Total undiscounted lease payments	15,383	2,122
Less: imputed interest	(369)	(51)
Total lease liabilities	¥ 15,014	$ 2,071	¥ 24,030